Segments, Customers and Geographic Information (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Concentration Risk [Line Items]
Number of reportable segments | Segment	1
Revenues	$ 338,728	$ 394,190	$ 347,179
Israel [Member]
Concentration Risk [Line Items]
Revenues	$ 3,606	$ 5,182	$ 4,151
Sales Revenue Goods Net [Member] | Customers [Member] | United States [Member] | Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	95.00%	97.00%	94.00%
Sales Revenue Goods Net [Member] | Affiliate Companies [Member] | Customers [Member]
Concentration Risk [Line Items]
Percentage of total revenues	20.70%	22.60%	28.90%
Sales Revenue Goods Net [Member] | Affiliate Companies [Member] | Customer One [Member]
Concentration Risk [Line Items]
Percentage of total revenues	19.60%	14.60%	18.10%
Sales Revenue Goods Net [Member] | Affiliate Companies [Member] | Customer two [Member]
Concentration Risk [Line Items]
Percentage of total revenues	7.60%	12.00%	8.50%